1875 K Street, N.W. Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

VIA EDGAR

May 26, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Post-Effective Amendment No. 168 to Registration Statement on Form N-1A
Securities Act File No. 33-43446
Investment Company Act File No. 811-6444

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(b)(1) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Legg Mason Partners Equity Trust, a Maryland business trust (the “Trust”), Post-Effective Amendment No. 168 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment is being filed to file as exhibits the consents of the independent registered public accounting firm and to make certain non-material changes to the Prospectuses and Statements of Additional Information of Legg Mason Investment Counsel Social Awareness Fund, Legg Mason Lifestyle Allocation 100%, Legg Mason Lifestyle Allocation 85%, Legg Mason Lifestyle Allocation 70%, Legg Mason Lifestyle Allocation 50%, Legg Mason Lifestyle Allocation 30% and Legg Mason Lifestyle Income Fund, each a series of the Trust. In accordance with Rule 485 under the 1933 Act, the Amendment will become effective on May 28, 2010.

The undersigned was responsible for the preparation and review of the Amendment and hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1288.

Very truly yours,

/s/ Y. Rachel Kuo
Y. Rachel Kuo

Enclosures

cc:	George P. Hoyt, Legg Mason & Co., LLC
Barbara J. Allen, Legg Mason & Co., LLC
Dianne E. O’Donnell, Willkie Farr & Gallagher LLP

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